Marketable Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale:
Amortized cost	$ 12,987	$ 48,106
Unrealized losses	(58)	(264)
Unrealized Gains		112
Market value	12,929	47,954
Government bonds [member]
Available-for-sale:
Amortized cost		3,167
Unrealized losses		(3)
Unrealized Gains
Market value		3,164
Commercial bonds [member]
Available-for-sale:
Amortized cost	12,987	44,821
Unrealized losses	(58)	(261)
Unrealized Gains
Market value	12,929	44,560
Equity securities [member]
Available-for-sale:
Amortized cost		118
Unrealized losses
Unrealized Gains		112
Market value		$ 230